Restructuring provision - Rollforward (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 19	SFr 52
Restructuring expenses	533	103	SFr 157
Reclassifications		(25)
Utilization	152	70	23
Restructuring Reserve, Ending Balance	SFr 122	19	52
Stock compensation plan | Share awards
Restructuring provision
Vesting period	3 years
General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 0	2
Restructuring expenses	171	58	50
Reclassifications		(3)
Utilization	96	36	4
Restructuring Reserve, Ending Balance	0	0	2
of which pensions
Restructuring provision
Restructuring expenses	37	(11)	38
Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	19	50
Restructuring expenses	159	25	69
Reclassifications		(22)
Utilization	56	34	19
Restructuring Reserve, Ending Balance	122	19	50
Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	95	13	27
Other personnel-related charges
Restructuring provision
Restructuring expenses	108	7	11
Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	255	62	75
General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses	96	37	6
Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	38	32	6
Bank
Restructuring provision
Restructuring Reserve, Beginning Balance	19	49
Restructuring expenses	467	113	122
Reclassifications		(25)
Utilization	128	63	23
Restructuring Reserve, Ending Balance	114	19	49
Bank | General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	0	2
Restructuring expenses	117	68	20
Reclassifications		(3)
Utilization	73	31	4
Restructuring Reserve, Ending Balance	0	0	2
Bank | of which pensions
Restructuring provision
Restructuring expenses	8	4	8
Bank | Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	19	47
Restructuring expenses	150	26	66
Reclassifications		(22)
Utilization	55	32	19
Restructuring Reserve, Ending Balance	114	19	47
Bank | Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	94	13	25
Bank | Other personnel-related charges
Restructuring provision
Restructuring expenses	106	7	11
Bank | Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	223	58	72
Bank | General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses	73	32	6
Bank | Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	SFr 36	SFr 31	SFr 6